CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Cash provided from operating activities:
Net loss	$ (191,301)	$ (18,518)	[1]	$ (28,734)
Adjustments for non-cash items:
Unrealized gain on changes in fair value of biological assets	(84)	(7,210)		(11,781)
Fair value adjustment on sale of inventory	4,342	8,796		10,122
Fair value adjustment on Warrants, Investments, and Accounts Receivable	(6,000)	(21,638)		20,155
Depreciation of property, plant and equipment	3,044	3,021		690
Amortization of intangible assets	2,343	1,158		31
Depreciation of right-of-use assets	1,944	1,550		209
Impairment of goodwill	107,854	275		0
Impairment of property, plant and equipment	2,277	0		0
Impairment of intangible assets	7,199	0		0
Impairment of right-of-use assets	1,914	0		0
Finance income, net	6,532	1,262		72
Deferred tax payments (benefit), net	(3,004)	278		(66)
Share-based payments	3,767	7,471		3,382
Share based acquisition costs related to business combination	0	807		0
Revaluation of other accounts receivable	3,982	0		0
Restructuring expenses	8,757	0		0
Total adjustments for non-cash items	144,867	(4,230)		22,814
Changes in non-cash working capital:
Increase (decrease) in trade receivables, net	6,058	(6,602)		(3,534)
Increase (decrease) in other accounts receivable and advances to suppliers	3,622	845		(1,029)
Decrease in biological assets, net of fair value adjustments	565	6,412		11,771
Increase (decrease) in inventory, net of fair value adjustments	883	(19,707)		(12,729)
Increase in trade payables	11,284	5,573		2,135
Changes in employee benefit liabilities, net	(63)	28		59
Increase in other accounts payable and accrued expenses	12,126	2,661		1,929
Changes in non-cash working capital	34,475	(10,790)		(1,398)
Taxes paid	(681)	(834)		(601)
Net cash used in operating activities	(12,640)	(34,372)		(7,919)
Cash flows from investing activities:
Purchase of property, plant and equipment	(1,562)	(4,578)		(2,617)
Proceeds from sales of property, plant and equipment	210	0		0
Proceeds from loans receivable	350	7,796		0
Purchase of intangible assets	0	(17)		(93)
Acquisition of businesses, net of cash acquired	0	(12,536)		0
Deconsolidation of subsidiary	(406)	0		0
Investments in financial assets	0	(13)		(1,347)
Proceeds from sale of investment	0	319		0
Proceeds from (investment in) restricted deposits	0	17		(18)
Net cash used in investing activities	(1,408)	(9,012)		(4,075)
Cash provided by financing activities:
Proceeds from issuance of share capital, net of issuance costs	3,756	28,131		0
Proceeds from issuance of warrants measured at fair value	0	11,222		0
Proceeds from exercise of warrants	0	3,682		6,378
Proceeds from exercise of options	333	133		612
Repayment of lease liability	(1,656)	(633)		(182)
Payment of lease liability interest	(1,429)	(1,347)		(68)
Proceeds from loans	9,636	7,804		0
Repayment of loans	(4,976)	0		0
Interest paid	(902)	(261)		0
Net cash provided by financing activities	4,762	48,731		6,740
Effect of foreign exchange on cash and cash equivalents	(2,168)	(329)		213
Increase (decrease) in cash and cash equivalents	(11,454)	5,018		(5,041)
Cash and cash equivalents at beginning of year	13,903	8,885		13,926
Cash and cash equivalents at end of year	2,449	13,903		8,885
Supplemental disclosure of non-cash activities:
Right-of-use asset recognized with corresponding lease liability	613	1,678		107
Conversion of warrant and compensation options into common shares	0	611		0
Issuance of shares in payment of purchase consideration liability	$ 3,061	$ 0		$ 0

[1]	Reclassified in respect of discontinued operations - see Note 24.